FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Swap [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	$ 0	$ 1,100
InterestRateFairValueHedgeDerivativeAtFairValueNet	2,500	1,550
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	1,875	1,875
Cross Currency Interest Rate Contract Forecasted Work Plan Exposure [Member]
Derivative [Line Items]
InterestRateCashFlowHedgeDerivativeAtFairValueNet	$ 300	$ 200